Related Party Transactions - Schedule of Transactions with These Parties (Details) - USD ($)	Mar. 31, 2025		Jun. 30, 2024		Jun. 30, 2023
Yi Lu, Ph.D.[Member]
Schedule of Transactions with These Parties [Line Items]
Due to related parties	$ 107,810	[1]	$ 110,268	[1],[2]	$ 114,907	[2]
Chen-Yi Lee [Member]
Schedule of Transactions with These Parties [Line Items]
Due to related parties	4,818	[3]	3,544	[3]	4,299	[4]
Hung To Pau, Ph.D. [Member]
Schedule of Transactions with These Parties [Line Items]
Due to related parties	244,131	[5]		[5],[6]	933,471	[6]
Major Stockholders [Member]
Schedule of Transactions with These Parties [Line Items]
Due to related parties	356,759		113,812		1,052,677
Well Fancy Development Ltd [Member]
Schedule of Transactions with These Parties [Line Items]
Due to related parties	763,872	[7]		[7],[8]	396,905	[8]
Shanghai Junfu Electronic Technology Co., Ltd. [Member]
Schedule of Transactions with These Parties [Line Items]
Due to related parties	764,810	[9]	674,262	[9],[10]	206,897	[10]
Related Corporations [Member]
Schedule of Transactions with These Parties [Line Items]
Due to related parties	$ 1,528,682		$ 674,262		$ 603,802

[1]	Advanced Biomed Inc. (Taiwan) entered into an unsecured, interest-free loan to Yi Lu, Ph.D. amounting to NTD 3,578,212 (approximately US$107,810) for general working capital in January 2023. As of March 31, 2025 and June 30, 2024, the loan balance due to Yi Lu amounted to US$107,810 and US$110,268, respectively.
[2]	Advanced Biomed Inc.(Taiwan) entered into an unsecured, interest-free loan to Yi Lu amounting to NTD 3,578,212 (approximately US$110,268) for general working capital in January 2023. As of June 30, 2024 and 2023, the loan balance due to Yi Lu amounted to US$110,268 and US$114,907, respectively.
[3]	Payments of expenses on behalf of Advanced Biomed Inc. (Taiwan).
[4]	Payments of expenses on behalf of Advanced Biomed Inc. (Taiwan).
[5]	Advanced Biomed Inc.(HK) entered into one unsecured, interest-free loan to Hung To Pau, Ph.D. amounting to US$200,000 for general working capital in July 2024. And Shanghai Sglcell Biotech Co., Ltd entered into three unsecured, interest-free loans to Hung To Pau, Ph.D. amounting to RMB122,566 (approximately US$16,890), RMB121,681 (approximately US$16,768) and RMB76,000 (approximately US$10,473) for general working capital in October 2024, November 2024 and December 2024. As of March 31, 2025, the loan balance due to Hung To Pau, Ph.D. totally amounted to US$200,000 and RMB320,247 (approximately US$44,131) for general working capital.
[6]	Payments of IPO costs paid on behalf of Advanced Biomed Inc. As of June 30, 2024, the amount due to Hung To Pau, Ph.D. of US$1,233,764 has been waived off by Hung To Pau, Ph.D.
[7]	Advanced Biomed Inc.(Taiwan) entered into four unsecured, interest-free loans to Well Fancy Development Ltd amounting to NTD 5,740,600 (approximately US$172,962), NTD 1,911,944 (approximately US$57,606), NTD 1,906,840 (approximately US$57,452), NTD 3,121,500 (approximately US$94,049), NTD 1,798,060 (approximately US$54,175), NTD 1,291,552 (approximately US$38,914) and NTD 455,992 (approximately US$13,739) for general working capital in July 2024, October 2024, November 2024, December 2024, January 2025, February 2025 and March 2025. And Advanced Biomed Inc. entered into one unsecured, interest-free loan to Well Fancy Development Ltd amounting to US$119,975 and US$155,000 for general working capital in November 2024 and March 2025. As of March 31, 2025, the loan balance due to Well Fancy Development Ltd totally amounted to NTD 16,226,488 (approximately US$488,897) and US$274,975 for general working capital. Advanced Biomed Inc.(Taiwan) entered into ten unsecured, interest-free loans to Well Fancy Development Ltd amounting to NTD 2,967,700 (approximately US$89,415), NTD 2,989,873 (approximately US$90,084), NTD 4,270,200 (approximately US$128,659), NTD 1,945,000 (approximately US$58,602), NTD 1,858,120 (approximately US$55,984), NTD 2,912,200 (approximately US$87,743), NTD 2,890,065 (approximately US$87,076), NTD 5,857,750 (approximately US$176,491), NTD 4,356,145 (approximately US$131,249) and NTD 3,732,100 (approximately US$112,447) for general working capital in August 2022, April 2023, May 2023, June 2023, July 2023, August 2023, October 2023, December 2023, February 2024 and April 2024, respectively. And Advanced Biomed Inc. entered into five unsecured, interest-free loan to Well Fancy Development Ltd amounting to US$6,000, $9,975, $79,975, $299,975, $149,975 for general working capital in September 2021, July 2023, September 2023, December 2023, April 2024, respectively. As of June 30, 2024, the total loan balance due to Well Fancy Development Ltd totally amounted to NTD 33,779,153 (approximately US$1,017,750) and amounted to US$545,900 for general working capital. And the total amount due to Well Fancy Development Ltd of NTD 33,779,153 (approximately US$1,017,750) and US$545,900, totaling US$1,586,860, have been waived off by Well Fancy Development Ltd on June 30, 2024.
[8]	Advanced Biomed Inc.(Taiwan) entered into ten unsecured, interest-free loans to Well Fancy Development Ltd amounting to NTD 2,967,700 (approximately US$91,455), NTD2,989,873 (approximately US$92,138), NTD4,270,200 (approximately US$131,593), NTD1,945,000 (approximately US$59,938), NTD1,858,120 (approximately US$57,261), NTD2,912,200 (approximately US$89,744), NTD2,890,065 (approximately US$89,062), NTD5,857,750 (approximately US$180,516), NTD4,356,145 (approximately US$134,242) and NTD3,732,100 (approximately US$115,011) for general working capital in August 2022, April 2023, May 2023, June 2023, July 2023, August 2023, October 2023, December 2023, February 2024 and April 2024, respectively. As of June 30, 2024, the loan balance due to Well Fancy Development Ltd totally amounted to US$1,040,960 and amounted to US$545,900 for general working capital. And the total amount due to Well Fancy Development Ltd of NTD33,779,153 and US$545,900 have been waived off by Well Fancy Development Ltd. As of June 30, 2023, the loan balance due to Well Fancy Development Ltd totally amounted to US$396,905.
[9]	Shanghai Sglcell Biotech Co., Ltd entered into nine unsecured, interest-free loans to Shanghai Junfu Electronic Technology Co., Ltd. amounting to RMB500,000 (approximately US$68,902) in April 2023, May 2023, June 2023 and September 2023, respectively, and RMB700,000 (approximately US$96,462), RMB1,500,000 (approximately US$206,706), RMB700,000 (approximately US$96,462) and RMB650,000 (approximately US$89,572) in January 2024, March 2024, June 2024 and October 2024, respectively, for general working capital. As of March 31, 2025 and June 30, 2024, the loan balance due to Shanghai Junfu Electronic Technology Co., Ltd totally amounted to RMB5,550,000 (approximately US$764,810) and RMB4,900,000 (approximately to US$674,262), respectively.
[10]	Shanghai Sglcell Biotech Co., Ltd entered into four unsecured, interest-free loans to Shanghai Junfu Electronic Technology Co., Ltd. amounting to RMB500,000 (approximately US$68,802) in April 2023, May 2023, June 2023 and September 2023, respectively, and RMB700,000 (approximately US$96,323), RMB1,500,000 (approximately US$206,407) and RMB700,000 (approximately US$96,323) in January 2024, March 2024 and June 2024, respectively, for general working capital. As of June 30, 2024 and June 30, 2023, the loan balance due to Shanghai Sglcell Biotech Co., Ltd totally amounted to US$674,262 and US$206,897, respectively.